Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,079,276	S/ 1,678,114	S/ 1,800,179
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Gains (losses) on valuation of equity instruments at fair value through other comprehensive income	16,220	(21,924)	146,161
Income tax	(157)	218	(31)
Total gain (loss) unrealized that will not be reclassified to the consolidated statement of income	16,063	(21,706)	146,130
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	1,134,509	(1,833,856)	(2,282,111)
Income tax	(3,645)	8,250	8,404
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,130,864	(1,825,606)	(2,273,707)
Insurance premiums reserve	0	0	1,392,280
Insurance reserves at fair value	(970,191)	1,714,334	0
Net movement of cash flow hedges	(29,112)	(62,954)	97,943
Income tax	6,336	8,670	(15,696)
Total	(22,776)	(54,284)	82,247
Translation of foreign operations	(21,970)	(50,165)	95,674
Total gain (loss) unrealized to be reclassified to the consolidated statement of income in subsequent periods	115,927	(215,721)	(703,506)
Other comprehensive income for the year	131,990	(237,427)	(557,376)
Total comprehensive income for the year, net of Income tax	1,211,266	1,440,687	1,242,803
Attributable to:
IFS's shareholders	1,202,789	1,432,395	1,236,980
Non-controlling interest	8,477	8,292	5,823
Total comprehensive income for the year, net of Income tax	S/ 1,211,266	S/ 1,440,687	S/ 1,242,803